Segment information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Chile [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	8.00%	6.00%	10.00%
Colombia [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	61.00%	78.00%	76.00%
Brazil [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	4.00%	2.00%	3.00%
Argentina [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	15.00%	7.00%	8.00%
Peru [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	12.00%	7.00%	3.00%